As filed with the Securities and Exchange Commission on March 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†

Loan Assignments(a) 5.9%

Business Equipment & Services 1.9%
$1,549,866	Advantage Sales and Marketing, Second Lien Term Loan, 3 month USD LIBOR + 6.50%, (8.27%), due 7/25/22	$1,445,901
741,956	ConvergeOne, First Lien Term Loan B, 3 month USD LIBOR + 4.75%, (6.45%), due 6/20/24	742,883
1,191,049	First Data Corporation, First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 7/10/22	1,198,993
734,357	Presidio, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 2/2/24	738,257
816,936	Servicemaster Company, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 11/8/23	821,789
		4,947,823
Containers & Glass Products 0.3%
835,446	Reynolds Group, First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.32%), due 2/5/23	841,520

Electronics - Electrical 0.1%
336,298	Rackspace Hosting, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.38%), due 11/3/23	339,180

Food & Drug Retailers 0.2%
679,013	General Nutrition Centers, First Lien Term Loan, 3 month USD LIBOR + 2.50%, (4.07%), due 3/4/19	605,829

Health Care 0.7%
581,936	Envision Healthcare, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.58%), due 12/1/23	583,874
1,156,263	Team Health, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 2/6/24	1,133,137
		1,717,011
Leisure Goods - Activities - Movies 0.2%
491,287	Seaworld, First Lien Term Loan B5, 3 month USD LIBOR + 3.00%, (4.69%), due 3/31/24	490,467

Lodging & Casinos 1.1%
2,508,250	Cowlitz Tribal Gaming, First Lien Term Loan B, 3 month USD LIBOR + 10.50%, (12.07%), due 12/6/21	2,784,157	(b)(c)

Publishing 0.1%
413,206	Harland Clarke Holdings Corp., First Lien Term Loan B7, 3 month USD LIBOR + 4.75%, (6.44%), due 10/31/23	417,648

Radio & Television 0.4%
984,442	Univision Communications Inc., First Lien Term Loan C5, 3 month USD LIBOR + 2.75%, (4.32%), due 3/15/24	984,797

Retailers (except food & drug) 0.2%
438,900	Bass Pro Shops, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.57%), due 9/25/24	441,095

Telecommunications 0.3%
770,000	Centurylink, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 1/31/25	757,973

Utilities 0.4%
790,355	Calpine Corp., First Lien Term Loan B6, 3 month USD LIBOR + 2.50%, (4.20%), due 1/15/23	794,433
277,262	Texas Competitive, First Lien Term Loan B2, 3 month USD LIBOR + 2.75%, (4.31%), due 12/14/23	278,823
		1,073,256
	Total Loan Assignments (Cost $15,253,653)	15,400,756

Corporate Bonds 136.2%

Advertising 2.6%
	Lamar Media Corp.
370,000	5.00%, due 5/1/23	378,325
360,000	5.75%, due 2/1/26	379,800
1,665,000	MDC Partners, Inc., 6.50%, due 5/1/24	1,677,487	(d)
295,000	Nielsen Co. Luxembourg SARL, 5.50%, due 10/1/21	302,375	(d)
	Nielsen Finance LLC/Nielsen Finance Co.
275,000	4.50%, due 10/1/20	277,063
3,195,000	5.00%, due 4/15/22	3,246,919	(d)
365,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, due 3/15/25	379,841
		6,641,810
Auto Parts & Equipment 0.7%
900,000	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	915,750	(d)(e)
804,000	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	818,416	(d)
		1,734,166
Banking 1.8%
	Ally Financial, Inc.
1,555,000	3.60%, due 5/21/18	1,557,721
2,780,000	8.00%, due 3/15/20	3,031,590
142,000	CIT Group, Inc., 5.50%, due 2/15/19	145,550	(d)
		4,734,861
Brokerage 0.5%
1,250,000	LPL Holdings, Inc., 5.75%, due 9/15/25	1,275,388	(d)

Building & Construction 3.3%
455,000	CalAtlantic Group, Inc., 5.25%, due 6/1/26	476,613
	Lennar Corp.
150,000	6.95%, due 6/1/18	151,875
1,265,000	4.75%, due 11/15/22	1,311,299
960,000	4.88%, due 12/15/23	991,392
260,000	4.75%, due 5/30/25	266,500
380,000	Meritage Homes Corp., 6.00%, due 6/1/25	409,450
980,000	PulteGroup, Inc., 4.25%, due 3/1/21	1,003,275
765,000	Ryland Group, Inc., 5.38%, due 10/1/22	810,900
	Standard Pacific Corp.
290,000	8.38%, due 5/15/18	294,930
510,000	8.38%, due 1/15/21	581,400
780,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/24	819,975	(d)
	Toll Brothers Finance Corp.
285,000	4.00%, due 12/31/18	288,306
660,000	4.38%, due 4/15/23	678,975
85,000	4.88%, due 11/15/25	88,506
435,000	4.35%, due 2/15/28	430,650
		8,604,046
Building Materials 0.6%
755,000	HD Supply, Inc., 5.75%, due 4/15/24	807,850	(d)
	Jeld-Wen, Inc.
175,000	4.63%, due 12/15/25	175,000	(d)
175,000	4.88%, due 12/15/27	175,219	(d)
480,000	USG Corp., 5.50%, due 3/1/25	505,200	(d)
		1,663,269
Cable & Satellite Television 13.2%
	Altice Luxembourg SA
1,965,000	7.75%, due 5/15/22	1,886,400	(d)
910,000	7.63%, due 2/15/25	833,787	(d)
	Altice US Finance I Corp.
200,000	5.38%, due 7/15/23	204,750	(d)
1,110,000	5.50%, due 5/15/26	1,134,975	(d)
555,000	Altice US Finance II Corp., 7.75%, due 7/15/25	603,563	(d)
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,460,000	5.25%, due 9/30/22	1,494,675
2,260,000	5.13%, due 5/1/23	2,303,787	(d)
2,225,000	5.75%, due 2/15/26	2,302,875	(d)
730,000	5.13%, due 5/1/27	711,035	(d)
1,105,000	5.88%, due 5/1/27	1,138,150	(d)
1,830,000	5.00%, due 2/1/28	1,770,525	(d)
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
976,000	6.38%, due 9/15/20	988,200	(d)
2,029,000	5.13%, due 12/15/21	2,036,609	(d)
	CSC Holdings LLC
2,098,000	10.88%, due 10/15/25	2,498,613	(d)
785,000	5.50%, due 4/15/27	794,813	(d)
865,000	CSC Holdings, Inc., 7.63%, due 7/15/18	883,381
	DISH DBS Corp.
1,365,000	5.88%, due 11/15/24	1,294,191
450,000	7.75%, due 7/1/26	462,375
	Numericable-SFR SA
3,155,000	6.00%, due 5/15/22	3,085,905	(d)
535,000	6.25%, due 5/15/24	510,925	(d)
2,335,000	7.38%, due 5/1/26	2,301,434	(d)
405,000	UPCB Finance IV Ltd., 5.38%, due 1/15/25	412,088	(d)
360,000	Virgin Media Finance PLC, 6.00%, due 10/15/24	368,100	(d)
1,535,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,573,851	(d)
2,495,000	Ziggo Secured Finance B.V., 5.50%, due 1/15/27	2,476,287	(d)
		34,071,294
Chemicals 2.3%
545,000	CF Industries, Inc., 5.38%, due 3/15/44	532,737
	NOVA Chemicals Corp.
820,000	5.25%, due 8/1/23	842,878	(d)
1,500,000	4.88%, due 6/1/24	1,509,375	(d)
1,225,000	5.00%, due 5/1/25	1,237,250	(d)
1,045,000	5.25%, due 6/1/27	1,042,387	(d)
	WR Grace & Co-Conn
295,000	5.13%, due 10/1/21	309,013	(d)
385,000	5.63%, due 10/1/24	414,838	(d)
		5,888,478
Consumer - Commercial Lease Financing 9.2%
	Aircastle Ltd.
170,000	4.63%, due 12/15/18	172,338
730,000	6.25%, due 12/1/19	765,587
2,555,000	5.13%, due 3/15/21	2,680,348
600,000	5.50%, due 2/15/22	636,996
470,000	5.00%, due 4/1/23	492,325
	Navient Corp.
505,000	5.50%, due 1/15/19	513,322
2,995,000	4.88%, due 6/17/19	3,033,995
615,000	8.00%, due 3/25/20	664,784
750,000	5.88%, due 3/25/21	776,250
370,000	6.63%, due 7/26/21	393,125
1,355,000	5.88%, due 10/25/24	1,360,461
495,000	6.75%, due 6/25/25	518,513
1,485,000	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	1,536,975	(d)
	Park Aerospace Holdings Ltd.
3,655,000	5.25%, due 8/15/22	3,604,744	(d)
2,195,000	5.50%, due 2/15/24	2,171,678	(d)
1,430,000	SLM Corp., 6.13%, due 3/25/24	1,458,600
	Springleaf Finance Corp.
500,000	8.25%, due 12/15/20	551,250
895,000	7.75%, due 10/1/21	987,856
1,350,000	6.13%, due 5/15/22	1,394,280
		23,713,427
Discount Stores 0.4%
895,000	Dollar Tree, Inc., 5.75%, due 3/1/23	933,597

Electric - Generation 5.7%
	Calpine Corp.
1,395,000	6.00%, due 1/15/22	1,439,082	(d)
2,445,000	5.38%, due 1/15/23	2,414,437
	Dynegy, Inc.
1,045,000	5.88%, due 6/1/23	1,068,513
2,095,000	7.63%, due 11/1/24	2,263,438
350,000	8.00%, due 1/15/25	380,625	(d)
1,130,000	8.13%, due 1/30/26	1,246,164	(d)
	NRG Energy, Inc.
610,000	6.25%, due 7/15/22	632,113
2,365,000	7.25%, due 5/15/26	2,575,721
2,700,000	6.63%, due 1/15/27	2,848,500
		14,868,593
Electric - Integrated 1.6%
2,350,000	PPL Energy Supply LLC, 4.60%, due 12/15/21	2,221,925
	Talen Energy Supply LLC
1,235,000	9.50%, due 7/15/22	1,291,192	(d)
645,000	6.50%, due 6/1/25	536,963
		4,050,080
Electronics 1.5%
785,000	Amkor Technology, Inc., 6.38%, due 10/1/22	807,569
425,000	Flex Ltd., 5.00%, due 2/15/23	451,353
	Micron Technology, Inc.
465,000	5.50%, due 2/1/25	487,669
385,000	5.63%, due 1/15/26	405,212	(d)
695,000	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	709,334	(d)
960,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	1,032,000	(d)
		3,893,137
Energy - Exploration & Production 9.1%
	Antero Resources Corp.
1,125,000	5.38%, due 11/1/21	1,151,719
1,310,000	5.13%, due 12/1/22	1,338,178
45,000	5.00%, due 3/1/25	45,900
1,000,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	1,101,250	(d)
	Chesapeake Energy Corp.
665,000	6.13%, due 2/15/21	681,625
1,120,000	8.00%, due 6/15/27	1,108,800	(d)
	Continental Resources, Inc.
420,000	4.50%, due 4/15/23	425,250
975,000	3.80%, due 6/1/24	955,500
495,000	4.90%, due 6/1/44	493,763
	EP Energy LLC/Everest Acquisition Finance, Inc.
730,000	7.75%, due 9/1/22	536,550
2,760,000	6.38%, due 6/15/23	1,842,300
2,946,000	9.38%, due 5/1/24	2,496,735	(d)
725,000	Newfield Exploration Co., 5.38%, due 1/1/26	765,781
	Oasis Petroleum, Inc.
520,000	6.50%, due 11/1/21	531,050
890,000	6.88%, due 3/15/22	916,700
405,000	PDC Energy, Inc., 6.13%, due 9/15/24	421,200
	Range Resources Corp.
305,000	5.00%, due 8/15/22	307,288
1,425,000	5.00%, due 3/15/23	1,421,437
2,340,000	Sanchez Energy Corp., 6.13%, due 1/15/23	2,047,500
	SM Energy Co.
845,000	6.13%, due 11/15/22	877,744
550,000	5.00%, due 1/15/24	536,250
	Whiting Petroleum Corp.
800,000	5.75%, due 3/15/21	828,000
1,055,000	6.25%, due 4/1/23	1,085,648
355,000	6.63%, due 1/15/26	363,431	(d)
1,185,000	WPX Energy, Inc., 5.25%, due 9/15/24	1,199,812
		23,479,411
Food & Drug Retail 1.2%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
1,940,000	6.63%, due 6/15/24	1,843,000
1,570,000	5.75%, due 3/15/25	1,401,225
		3,244,225
Food - Wholesale 1.1%
	Post Holdings, Inc.
1,100,000	5.50%, due 3/1/25	1,133,000	(d)
650,000	5.75%, due 3/1/27	654,062	(d)
1,005,000	5.63%, due 1/15/28	1,001,583	(d)
		2,788,645
Gaming 3.6%
	Boyd Gaming Corp.
885,000	6.88%, due 5/15/23	935,887
1,180,000	6.38%, due 4/1/26	1,265,550
	GLP Capital L.P./GLP Financing II, Inc.
1,950,000	4.88%, due 11/1/20	2,015,286
725,000	5.38%, due 11/1/23	779,375
175,000	5.38%, due 4/15/26	187,250
550,000	Int'l Game Technology PLC, 5.63%, due 2/15/20	570,625	(d)
	MGM Resorts Int'l
1,340,000	8.63%, due 2/1/19	1,410,350
290,000	5.25%, due 3/31/20	300,150
400,000	6.63%, due 12/15/21	435,876
710,000	Scientific Games Int'l, Inc., 10.00%, due 12/1/22	776,563
725,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	731,797	(d)
		9,408,709
Gas Distribution 10.3%
1,045,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,076,371
	Cheniere Corpus Christi Holdings LLC
1,225,000	5.88%, due 3/31/25	1,319,937
460,000	5.13%, due 6/30/27	474,950
2,185,000	Cheniere Energy Partners L.P., 5.25%, due 10/1/25	2,225,969	(d)
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
465,000	6.25%, due 4/1/23	484,763
345,000	5.75%, due 4/1/25	356,213
	DCP Midstream LLC
300,000	9.75%, due 3/15/19	321,375	(d)
935,000	6.75%, due 9/15/37	1,058,887	(d)
1,760,000	3 month USD LIBOR + 3.85%, (5.85%), due 5/21/43	1,696,200	(a)(d)
935,000	DCP Midstream Operating L.P., 5.60%, due 4/1/44	971,231
	Duke Energy Corp.
430,000	8.13%, due 8/16/30	518,150
505,000	6.45%, due 11/3/36	556,763	(d)
	Energy Transfer Equity L.P.
1,540,000	7.50%, due 10/15/20	1,692,568
915,000	5.88%, due 1/15/24	990,487
	NuStar Logistics L.P.
125,000	8.40%, due 4/15/18	126,250
555,000	4.80%, due 9/1/20	566,100
175,000	6.75%, due 2/1/21	188,344
190,000	4.75%, due 2/1/22	193,800
	Rockies Express Pipeline LLC
295,000	6.85%, due 7/15/18	300,605	(d)
295,000	6.00%, due 1/15/19	302,375	(d)
880,000	5.63%, due 4/15/20	924,000	(d)
240,000	7.50%, due 7/15/38	286,800	(d)
245,000	6.88%, due 4/15/40	286,956	(d)
520,000	SemGroup Corp., 7.25%, due 3/15/26	538,200	(d)
1,755,000	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	1,730,869
1,595,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/25	1,606,962
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
290,000	4.13%, due 11/15/19	290,725
600,000	4.25%, due 11/15/23	592,500
1,255,000	6.75%, due 3/15/24	1,339,712
685,000	5.13%, due 2/1/25	690,138
1,105,000	5.00%, due 1/15/28	1,093,950	(d)
	Williams Cos., Inc.
850,000	Ser. A, 7.50%, due 1/15/31	1,062,500
745,000	5.75%, due 6/24/44	821,437
		26,686,087
Health Facilities 6.7%
180,000	Amsurg Corp., 5.63%, due 7/15/22	183,150

	CHS/Community Health Systems, Inc.
353,000	8.00%, due 11/15/19	330,938
460,000	7.13%, due 7/15/20	400,200
855,000	6.88%, due 2/1/22	609,722
915,000	Columbia/HCA Corp., 7.69%, due 6/15/25	1,035,469
190,000	Envision Healthcare Corp., 5.13%, due 7/1/22	188,575	(d)
	HCA, Inc.
605,000	5.88%, due 3/15/22	651,131
1,300,000	4.75%, due 5/1/23	1,350,700
1,470,000	5.00%, due 3/15/24	1,532,475
1,120,000	5.25%, due 4/15/25	1,175,059
555,000	LifePoint Health, Inc., 5.88%, due 12/1/23	556,415
	MPT Operating Partnership L.P./MPT Finance Corp.
1,175,000	6.38%, due 3/1/24	1,252,550
1,535,000	5.50%, due 5/1/24	1,581,050
1,535,000	5.25%, due 8/1/26	1,581,050
1,835,000	5.00%, due 10/15/27	1,817,017
	Tenet Healthcare Corp.
600,000	7.50%, due 1/1/22	634,920	(d)
355,000	8.13%, due 4/1/22	366,317
655,000	6.75%, due 6/15/23	645,994
865,000	4.63%, due 7/15/24	849,862	(d)
295,000	6.88%, due 11/15/31	258,125
495,000	THC Escrow Corp., 7.00%, due 8/1/25	483,863	(d)
		17,484,582
Health Services 2.0%
	DaVita HealthCare Partners, Inc.
1,250,000	5.13%, due 7/15/24	1,259,412
380,000	5.00%, due 5/1/25	378,575
1,175,000	DaVita, Inc., 5.75%, due 8/15/22	1,210,984
490,000	IMS Health, Inc., 5.00%, due 10/15/26	499,188	(d)
	Service Corp. Int'l
690,000	5.38%, due 1/15/22	705,594
1,185,000	5.38%, due 5/15/24	1,244,250
		5,298,003
Hotels 0.5%
1,280,000	ESH Hospitality, Inc., 5.25%, due 5/1/25	1,289,600	(d)

Investments & Misc. Financial Services 1.0%
	MSCI, Inc.
1,195,000	5.25%, due 11/15/24	1,243,995	(d)
1,195,000	5.75%, due 8/15/25	1,266,700	(d)
		2,510,695
Machinery 1.0%
	CNH Industrial Capital LLC
405,000	3.38%, due 7/15/19	408,268
485,000	4.88%, due 4/1/21	508,644
645,000	4.38%, due 4/5/22	666,162
550,000	CNH Industrial NV, 4.50%, due 8/15/23	572,688
320,000	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	361,600
		2,517,362
Managed Care 0.7%
	Centene Corp.
730,000	4.75%, due 5/15/22	759,200
175,000	6.13%, due 2/15/24	185,938
700,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	751,625	(d)
		1,696,763
Media Content 5.3%
565,000	AMC Networks, Inc., 4.75%, due 8/1/25	564,294
	Gannett Co., Inc.
466,000	5.13%, due 10/15/19	471,918
910,000	5.13%, due 7/15/20	927,063
	Gray Television, Inc.
670,000	5.13%, due 10/15/24	673,350	(d)
280,000	5.88%, due 7/15/26	288,400	(d)
	Netflix, Inc.
1,125,000	5.50%, due 2/15/22	1,189,687
480,000	4.38%, due 11/15/26	469,051
510,000	4.88%, due 4/15/28	506,175	(d)
	Sinclair Television Group, Inc.
365,000	5.38%, due 4/1/21	370,110
630,000	5.13%, due 2/15/27	625,275	(d)
	Sirius XM Radio, Inc.
155,000	4.63%, due 5/15/23	156,938	(d)
1,535,000	6.00%, due 7/15/24	1,604,075	(d)
1,315,000	5.38%, due 7/15/26	1,342,944	(d)
995,000	5.00%, due 8/1/27	987,537	(d)
830,000	Tribune Media Co., 5.88%, due 7/15/22	853,863
	Univision Communications, Inc.
178,000	6.75%, due 9/15/22	184,675	(d)
2,605,000	5.13%, due 5/15/23	2,593,277	(d)
		13,808,632
Medical Products 0.6%
	Hologic, Inc.
370,000	5.25%, due 7/15/22	384,097	(d)
955,000	4.38%, due 10/15/25	955,000	(d)
340,000	4.63%, due 2/1/28	340,000	(d)
		1,679,097
Metals - Mining Excluding Steel 6.0%
465,000	Alcoa, Inc., 5.13%, due 10/1/24	491,738
	First Quantum Minerals Ltd.
895,000	7.00%, due 2/15/21	926,325	(d)
1,135,000	7.25%, due 5/15/22	1,177,562	(d)
	FMG Resources (August 2006) Pty Ltd.
1,475,000	9.75%, due 3/1/22	1,626,630	(d)
495,000	4.75%, due 5/15/22	502,425	(d)
315,000	5.13%, due 5/15/24	318,741	(d)
	Freeport-McMoRan, Inc.
945,000	2.38%, due 3/15/18	944,717
460,000	4.00%, due 11/14/21	464,830
390,000	3.55%, due 3/1/22	387,075
1,550,000	3.88%, due 3/15/23	1,540,312
1,860,000	5.40%, due 11/14/34	1,939,980
1,180,000	5.45%, due 3/15/43	1,212,450
735,000	Hudbay Minerals, Inc., 7.63%, due 1/15/25	808,500	(d)
860,000	Novelis Corp., 5.88%, due 9/30/26	885,800	(d)
	Teck Resources Ltd.
515,000	4.75%, due 1/15/22	533,025
1,575,000	6.25%, due 7/15/41	1,825,031
		15,585,141
Oil Field Equipment & Services 1.0%
	Precision Drilling Corp.
473,000	6.50%, due 12/15/21	482,460
355,000	7.75%, due 12/15/23	380,737
1,785,000	5.25%, due 11/15/24	1,740,375
		2,603,572
Packaging 3.5%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
400,000	4.25%, due 9/15/22	402,308	(d)
1,375,000	6.00%, due 2/15/25	1,419,687	(d)
	Ball Corp.
550,000	4.38%, due 12/15/20	563,750
745,000	5.00%, due 3/15/22	785,975
1,040,000	Berry Plastics Corp., 5.13%, due 7/15/23	1,079,572
720,000	BWAY Holding Co., 5.50%, due 4/15/24	746,100	(d)
705,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	710,288	(d)
	Reynolds Group Issuer, Inc.
683,221	5.75%, due 10/15/20	694,323
495,824	6.88%, due 2/15/21	503,261
1,595,000	5.13%, due 7/15/23	1,642,850	(d)
475,000	Sealed Air Corp., 5.50%, due 9/15/25	511,813	(d)
		9,059,927
Personal & Household Products 0.7%
935,000	Energizer Holdings, Inc., 4.70%, due 5/24/22	951,362
335,000	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	329,138	(d)
390,000	Spectrum Brands, Inc., 5.75%, due 7/15/25	410,475
		1,690,975
Pharmaceuticals 2.7%
1,740,000	Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	1,357,200	(d)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
1,490,000	6.00%, due 7/15/23	1,167,788	(d)
360,000	6.00%, due 2/1/25	270,677	(d)
430,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	349,375	(d)
	Valeant Pharmaceuticals Int'l, Inc.
865,000	5.50%, due 3/1/23	776,666	(d)
2,040,000	5.88%, due 5/15/23	1,842,120	(d)
1,265,000	5.50%, due 11/1/25	1,278,282	(d)
		7,042,108
Printing & Publishing 2.0%
975,000	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	1,016,438	(d)
	R.R. Donnelley & Sons Co.
1,181,000	7.63%, due 6/15/20	1,263,670
1,665,000	7.88%, due 3/15/21	1,735,762
628,000	6.50%, due 11/15/23	617,795
692,000	6.00%, due 4/1/24	660,860
		5,294,525
Real Estate Dev. & Mgt. 0.2%
520,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, due 4/15/19	525,200	(d)

Recreation & Travel 0.9%
260,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/27	271,050	(d)
1,355,000	NCL Corp. Ltd., 4.75%, due 12/15/21	1,397,343	(d)
665,000	Six Flags Entertainment Corp., 4.88%, due 7/31/24	674,144	(d)
		2,342,537
REITs 0.9%
1,850,000	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	1,898,562
545,000	Starwood Property Trust, Inc., 3.63%, due 2/1/21	545,665	(d)
		2,444,227
Restaurants 1.3%
	1011778 BC ULC/New Red Finance, Inc.
500,000	4.63%, due 1/15/22	510,625	(d)
985,000	4.25%, due 5/15/24	967,762	(d)
560,000	5.00%, due 10/15/25	560,700	(d)
1,185,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	1,208,700	(d)
		3,247,787
Software - Services 4.3%
	First Data Corp.
1,015,000	7.00%, due 12/1/23	1,068,927	(d)
1,415,000	5.00%, due 1/15/24	1,452,144	(d)
1,142,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	1,164,840	(d)(e)
1,090,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	1,152,675	(d)
	Nuance Communications, Inc.
374,000	5.38%, due 8/15/20	376,805	(d)
1,570,000	6.00%, due 7/1/24	1,662,630
1,610,000	Open Text Corp., 5.88%, due 6/1/26	1,694,525	(d)
1,760,000	Rackspace Hosting, Inc., 8.63%, due 11/15/24	1,872,200	(d)
640,000	Symantec Corp., 5.00%, due 4/15/25	652,690	(d)
		11,097,436
Specialty Retail 0.7%
325,000	Hanesbrands, Inc., 4.88%, due 5/15/26	328,120	(d)
700,000	Liberty Media Corp., 8.50%, due 7/15/29	780,500
270,000	PetSmart, Inc., 5.88%, due 6/1/25	208,237	(d)
455,000	QVC, Inc., 5.45%, due 8/15/34	449,896
		1,766,753
Steel Producers - Products 0.4%
305,000	ArcelorMittal, 7.25%, due 3/1/41	387,350
634,000	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	679,965	(d)
		1,067,315
Support - Services 6.8%
1,230,000	ADT Corp., 4.88%, due 7/15/32	1,165,425	(d)
2,700,000	Anna Merger Sub, Inc., 7.75%, due 10/1/22	1,863,000	(d)
	Aramark Services, Inc.
950,000	5.13%, due 1/15/24	979,687
605,000	5.00%, due 2/1/28	613,697	(d)
505,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/25	496,163	(d)
	Hertz Corp.
575,000	5.88%, due 10/15/20	575,000
375,000	7.63%, due 6/1/22	391,875	(d)
2,815,000	5.50%, due 10/15/24	2,521,255	(d)
1,833,000	IHS Markit Ltd., 5.00%, due 11/1/22	1,938,397	(d)
280,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	280,000	(d)
	Iron Mountain, Inc.
1,385,000	6.00%, due 8/15/23	1,445,594
1,891,000	5.75%, due 8/15/24	1,898,091
530,000	5.25%, due 3/15/28	515,425	(d)
1,820,000	Olympus Merger Sub, Inc., 8.50%, due 10/15/25	1,792,700	(d)
	United Rental N.A., Inc.
185,000	4.63%, due 7/15/23	191,475
795,000	5.75%, due 11/15/24	836,738
		17,504,522
Technology Hardware & Equipment 3.2%
	CDW LLC/CDW Finance Corp.
935,000	5.00%, due 9/1/23	960,713
400,000	5.00%, due 9/1/25	406,500
865,000	CommScope Technologies LLC, 6.00%, due 6/15/25	910,144	(d)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
1,630,000	5.88%, due 6/15/21	1,688,077	(d)
550,000	6.02%, due 6/15/26	602,087	(d)
920,000	EMC Corp., 1.88%, due 6/1/18	916,136
700,000	Project Homestake Merger Corp., 8.88%, due 3/1/23	670,250	(d)
1,765,000	Western Digital Corp., 10.50%, due 4/1/24	2,063,726
		8,217,633
Telecom - Satellite 0.7%
559,000	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	583,479
1,105,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	867,425
627,000	Intelsat Luxembourg SA, 8.13%, due 6/1/23	266,475
		1,717,379
Telecom - Wireless 4.0%
	Sprint Corp.
995,000	7.88%, due 9/15/23	1,050,969
2,550,000	7.13%, due 6/15/24	2,585,062
	Sprint Nextel Corp.
770,000	9.00%, due 11/15/18	805,151	(d)
510,000	6.00%, due 11/15/22	508,725
	T-Mobile USA, Inc.
2,145,000	6.00%, due 3/1/23	2,245,064
445,000	6.00%, due 4/15/24	472,256
375,000	4.50%, due 2/1/26	376,928
395,000	4.75%, due 2/1/28	396,481
2,230,000	Wind Tre SpA, 5.00%, due 1/20/26	2,023,993	(d)
		10,464,629
Telecom - Wireline Integrated & Services 9.0%
3,079,000	Citizens Communications Co., 9.00%, due 8/15/31	2,009,047
3,945,000	Embarq Corp., 8.00%, due 6/1/36	3,816,354
675,000	Equinix, Inc., 5.88%, due 1/15/26	717,188
	Frontier Communications Corp.
360,000	8.13%, due 10/1/18	367,200
270,000	6.25%, due 9/15/21	220,725
270,000	7.13%, due 1/15/23	183,600
610,000	7.63%, due 4/15/24	402,600
6,080,000	11.00%, due 9/15/25	4,757,600
	Level 3 Financing, Inc.
1,610,000	5.38%, due 8/15/22	1,634,150
965,000	5.13%, due 5/1/23	967,413
455,000	5.38%, due 1/15/24	452,725
1,300,000	SoftBank Group Corp., 4.50%, due 4/15/20	1,321,190	(d)
1,260,000	Telecom Italia Capital SA, 6.00%, due 9/30/34	1,404,900
2,111,000	U.S. West Communications Group, 6.88%, due 9/15/33	2,055,926
	Zayo Group LLC/Zayo Capital, Inc.
580,000	6.00%, due 4/1/23	606,825
660,000	6.38%, due 5/15/25	692,175
1,775,000	5.75%, due 1/15/27	1,803,932
		23,413,550
Theaters & Entertainment 1.4%
	AMC Entertainment Holdings, Inc.
1,250,000	5.75%, due 6/15/25	1,218,750
1,550,000	6.13%, due 5/15/27	1,513,962
947,000	Regal Entertainment Group, 5.75%, due 3/15/22	975,410
		3,708,122
	Total Corporate Bonds (Cost $353,176,423)	352,757,295
Convertible Bonds 0.3%

Energy - Exploration & Production 0.3%
975,000	Chesapeake Energy Corp.,5.50%, due 9/15/26 (Cost $972,918)	890,841

NUMBER OF SHARES

Short-Term Investments 3.1%

Investment Companies 3.1%
7,929,332	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(g) (Cost $7,929,332)	7,929,332

	Total Investments 145.5% (Cost $377,332,326)	376,978,224

	Liabilities Less Other Assets (32.0)%	(82,942,120)

	Liquidation Value of Mandatory Redeemable Preferred Shares (13.5)%	(35,000,000)

	Net Assets Applicable to Common Shareholders 100.0%	$259,036,104

(a)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR (USD)—London Interbank Offered Rate

(b)	Value determined using significant unobservable inputs.
(c)	Illiquid security.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to $155,359,773, which represents 60.0% of net assets applicable to common stockholders of the Fund. Securities denoted with (d) but without (c) have been deemed by the investment manager to be liquid.

(e)	Payment-in-kind (PIK) security.
(f)	All or a portion of this security is segregated in connection with obligations for swap contracts with a total value of $7,929,332.
(g)	Represents 7-day effective yield as of January 31, 2018.
(h)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At January 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-rate	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME Group, Inc.	$25,000,000	Receive	3-month LIBOR(a)	1.37%(b)	5/12/2018	$27,512	$4,259	$31,771
CME Group, Inc.	20,000,000	Receive	3-month LIBOR(a)	1.29%(b)	4/17/2019	204,346	(60,303)	144,043
CME Group, Inc.	25,000,000	Receive	3-month LIBOR(a)	1.14%(b)	6/17/2021	1,103,292	16,031	1,119,323
CME Group, Inc.	20,000,000	Receive	3-month LIBOR(a)	0.99%(b)	6/29/2021	988,283	14,315	1,002,598
Total						$2,323,433	$(25,698)	$2,297,735

(a)	Payment frequency-quarterly.

(b)	Payment frequency-semi-annually.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Lodging & Casinos	$—	$—	$2,784,157	$2,784,157
Other Loan Assignments(a)	—	12,616,599	—	12,616,599
Total Loan Assignments	—	12,616,599	2,784,157	15,400,756
Corporate Bonds(a)	—	352,757,295	—	352,757,295
Convertible Bonds(a)	—	890,841	—	890,841
Short-Term Investments	—	7,929,332	—	7,929,332
Total Investments	$—	$374,194,067	$2,784,157	$376,978,224

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Loan Assignments(c)
Health Care	$1,149,032	$—	$—	$—	$—	$—	$—	$(1,149,032)	$—	$—
Leisure Goods – Activities – Movies	492,939	55	8,851	(11,343)	—	(490,502)	—	—	—	—
Lodging & Casinos	2,844,800	(3,121)	1,648	(27,420)	—	(31,750)	—	—	2,784,157	(27,420)
Corporate Bonds(d)
Chemicals	45	—	(0)(e)	(44)	—	(1)	—	—	—	—
Total	$4,486,816	$(3,066)	$10,499	$(38,807)	$—	$(522,253)	$—	$(1,149,032)	$2,784,157	$(27,420)

(c)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Securities categorized as Level 3 were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

(e)	Amount less than one dollar.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, $1,149,032 was transferred from Level 3 to Level 2. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$2,297,735	$—	$2,297,735
Total	$—	$2,297,735	$—	$2,297,735

See Notes to Schedule of Investments

January 31, 2018
Notes to Schedule of Investments (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer  quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments (Unaudited) (cont’d)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 28, 2018
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 28, 2018